NONVESTED SHARES (Details) - 2008 Plan - Nonvested shares. - shares	1 Months Ended	12 Months Ended
	May. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2011
Nonvested shares
Nonvested shares granted	139,000	3,154,800	2,800,300	711,571	1,820,010
Vesting period					4 years
Minimum
Nonvested shares
Vesting period		3 months	3 years	2 years
Maximum
Nonvested shares
Vesting period		4 years	4 years	4 years